Loans and Other Financing - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Allowance For Impairment [line items]
Profit and loss from loan portfolio	$ (734,113,000)	$ 6,019,606,000
Contractual amount outstanding on loans and other facilities written off by bank	2,762,951,000	2,134,341,000
Bank Loan [member]
Disclosure Of Allowance For Impairment [line items]
Profit and loss from loan portfolio	$ 3,321,000	$ (6,544,000)